SHORT-TERM LOANS (Details)							3 Months Ended		12 Months Ended
	Jan. 06, 2026 USD ($) security	Jan. 05, 2026 USD ($) security	Dec. 31, 2025 USD ($) installment security	Nov. 20, 2025 USD ($) M D installment	Nov. 10, 2025 USD ($) D	Oct. 31, 2025 USD ($) D	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)	Dec. 31, 2025 USD ($) installment	Dec. 24, 2025 USD ($)	Dec. 15, 2025 USD ($)	Oct. 06, 2025 USD ($)
SHORT-TERM LOANS
Proceeds from issuance of notes payable							$ 280,000	$ 900,000	$ 582,000
Legal fees and due diligence fees					$ 3,500,000
Convertible promissory note, October 31, 2025
SHORT-TERM LOANS
Principal amount						$ 182,400,000
Issued discount						22,400,000
Proceeds from issuance of notes payable						155,000,000
Legal fees and due diligence fees						$ 5,000,000
Beneficial ownership limitation, percentage						4.99%
Debt instrument conversion on discount applied on lowest trading price percentage						35.00%
Trading days prior to the conversion						10
Interest rate percentage						12.00%
Interest rate increases, percentage						22.00%
Repayments of short-term debt maturity in one month						$ 102,144,000
Repayments of short-term debt maturity in two months						25,536,000
Repayments of short-term debt maturity in three months						25,536,000
Repayments of short-term debt maturity in four months						102,144,000
Repayments of short-term debt maturity in five months						25,536,000
Repayments of short-term debt maturity in six months						25,536,000
Repayments of short-term debt maturity in seven months						25,536,000
Repayments of short-term debt maturity in eight months						25,536,000
Convertible promissory note, November 10, 2025
SHORT-TERM LOANS
Principal amount					143,750,000
Issued discount					18,750,000
Proceeds from issuance of notes payable					121,500,000
Legal fees and due diligence fees					$ 3,500,000
Beneficial ownership limitation, percentage					4.99%
Debt instrument conversion on discount applied on lowest trading price percentage					25.00%
Trading days prior to the conversion					20
Repayments of short-term debt maturity in one month					$ 22,589,000
Repayments of short-term debt maturity in two months					22,589,000
Repayments of short-term debt maturity in three months					22,589,000
Repayments of short-term debt maturity in four months					22,589,000
Repayments of short-term debt maturity in five months					22,589,000
Repayments of short-term debt maturity in six months					22,589,000
Repayments of short-term debt maturity in seven months					22,589,000
Repayments of short-term debt maturity in eight months					22,589,000
Repayments of short-term debt maturity in nine months					22,589,000
Repayments of short-term debt maturity in ten months					$ 22,589,000
Convertible promissory note, November 20, 2025
SHORT-TERM LOANS
Principal amount				$ 180,000,000
Issued discount				23,400,000
Proceeds from issuance of notes payable				152,600,000
Legal fees and due diligence fees				$ 2,000,000
Beneficial ownership limitation, percentage				4.99%
Number of installments | installment				7
Debt instrument periodic payment principal				$ 28,800,000
Initial installment due for debt instrument				181
Subsequent installment interval for debt instrument				30
Subsequent monthly installment periods for debt instrument				6
Loan agreement
SHORT-TERM LOANS
Principal amount						$ 220,000				$ 100,000	$ 30,000,000	$ 30,000,000
Interest rate percentage						8.50%				8.50%	8.50%	8.50%
Unsecured promissory note
SHORT-TERM LOANS
Principal amount	$ 140,000,000	$ 94,875,000	$ 94,300,000						94,300,000
Proceeds from issuance of notes payable	$ 126,000,000	$ 80,000,000	$ 82,000,000						$ 82,000,000
Beneficial ownership limitation, percentage		4.99%
Number of installments | installment			5
Interest rate percentage	12.00%	10.00%	12.00%						12.00%
Debt issuance, number of securities purchase agreement	1	1	1						1
Number of instruments issued	1	1	1						1
Number of accredited investors	1	1	1						1
Maximum additional borrowing capacity			$ 2,000,000,000						$ 2,000,000,000
Number of installments | installment									5
Optional repayment period			180 days						180 days
Debt default conversion, discount on lowest trading price		25.00%
Debt default conversion, look back period		20
Debt default, percentage of potential payment		150.00%
Term	12 months
Non-amortization period	60 days
Debt conversion, discount on trading price	35.00%
Conversion eligibility period	6 months
Right to sweep, percentage	50.00%
Threshold proceeds to trigger right	$ 500,000,000
Unsecured promissory note | Minimum
SHORT-TERM LOANS
Interest rate in event of default			150.00%						150.00%
Unsecured promissory note | Maximum
SHORT-TERM LOANS
Interest rate in event of default			175.00%						175.00%